As filed with the Securities and Exchange Commission on June 26, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-3023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: April 30
Date of reporting period: May 1, 2007 – April 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.

ANNUAL REPORT

April 30, 2008

Dover Long/Short Sector Fund

TABLE OF CONTENTS

A Message to Our Shareholders	1

Schedule of Investments	11

Statement of Assets and Liabilities	14

Statement of Operations	15

Statement of Changes in Net Assets	16

Financial Highlights	17

Notes to Financial Statements	19

Report of Independent Registered Public Accounting Firm	24

Additional Information (Unaudited)	25

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2008

Dear Fellow Shareholders:

First and foremost, we would like to extend a sincere thank you to all of our shareholders who have supported us during our inaugural year. We know each of you has a multitude of options where you could invest your precious savings, and we appreciate the trust you have placed in our firm. Rest assured that as you go about your busy day, our team is working hard to navigate through today’s turbulent market environment and striving to uncover tomorrow’s winning investment themes.

We are pleased to report that the Dover Long/Short Sector Fund (the “Fund”) Institutional shares achieved a total return of 2.12% from our launch on October 22, 2007 through April 30, 2008, the end of the fiscal year. This compares favorably to the S&P 500 Index (the “Index”) which had a -7.84% return during this same period. The Fund’s outperformance relative to the Index is mostly attributable to our short positions in the financial and consumer discretionary sectors, along with our long positions in consumer staples and materials sectors.

The Fund’s Class A Share’s total return for the period since inception through April 30, 2008 was -2.79%, which reflects the deduction of the maximum front end sales charge of 4.50%, and was 1.79% without this charge reflected. Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance data quoted. Principal value will fluctuate so that an investor’s shares when redeemed may be worth more or less than original cost. As stated in the Fund’s current prospectus the Fund’s annual operating expense ratio (gross) for Institutional and A shares are 2.73% and 3.19%, respectively. However, the Fund’s Adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses, until September 1, 2008, such that total operating expenses do not exceed 1.25% and 1.75%, respectively. Otherwise, performance shown would have been lower. Shares redeemed or exchanged within 90 days of purchase will be charged a 1.00% fee subject to limited exceptions. For the Fund’s most recent month end performance, please call (888)368-3755.

Medium-term Investment Outlook

Each economic cycle in the United States is unique. The industries that provide the most new employment opportunities tend to change over time, often in line with new product discoveries and innovation. And how households and businesses fund their spending also varies from cycle to cycle. Sometimes households and businesses are conservative and spend in line with their income growth. At other times, they increase their leverage ratios.

We believe the defining characteristic of the economic cycle that began early in this decade is the extraordinarily rapid growth of debt. American household debt grew at an eye-opening 10.1% average annual rate from year-end 1999 through year-end 2007. And in the non-financial business sector, debt grew at a rapid 6.8% average annual rate during these same eight years. With national income growing at a much more sedate 4.9% average

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2008

annual rate, the result was a parabolic rise in the amount of debt outstanding relative to total annual income in the United States {see chart below}.

Domestic Nonfinancial Debt as % of National Income

(1988 - 2008)

Source: Federal Reserve “Flow of Funds Accounts of the United States”, First Quarter 2008

Why?

Why has debt grown so much faster than income in this cycle? As we described in our semi-annual report dated October 31, 2007, we believe there were several reasons for the extraordinary growth in borrowing. For U.S. corporations – and for leveraged buyers of U.S. corporations – the low level of corporate borrowing costs relative to their realized revenue growth rates in the middle of the decade was a very powerful enticement to borrow and increase leverage ratios.

For many U.S. households, the feverish pace of home price appreciation set against a relatively low cost of borrowing for most of the decade {see chart below} proved to be irresistible to many. This was especially the case in several sections of the country where a large array of lenders aggressively competed to provide mortgage loans to eager home buyers.

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2008

Annual % Home Price Appreciation vs. Mortgage Bond Yields

(1988 - 2008)

Source: National Association of Realtors (NAR), Citi Global Markets

The combination of highly motivated borrowers and lenders resulted in extraordinary growth of home mortgages – total mortgages outstanding grew from $4.4 trillion at the end of 1999 {or roughly $43,000 per U.S. household} to $10.5 trillion at the end of 2007 {or roughly $91,000 per household}. That works out to an average annual growth rate of 11.4% in the value of mortgages outstanding. We believe this extremely fast mortgage growth not only helped inflate the value of residential real estate in America, but it was also at the center of a profound transformation of the U.S. financial landscape. Commercial banks and government sponsored enterprises – the usual holders of enormous mortgage portfolios – did, in fact, expand their balance sheets a lot this decade. Both of these financial industries posted average balance sheet growth rates of roughly 8% per year since 1999. But the truly exciting growth occurred elsewhere in the U.S. financial sector.

According to the Federal Reserve, securities broker dealers expanded their balance sheets at a stunning average rate of 15% per year – from $1.0 trillion at the end of 1999 to $3.1 trillion at the end of 2007. And corporate entities created specifically to package and issue asset-backed securities {mostly mortgages} also grew their balance sheets by 15% per year – from $1.3 trillion at the end of 1999 to $4.2 trillion at the end of 2007. The extraordinary growth of balance sheets outside the heavily regulated core banking industry was enabled by rapid financial innovation, particularly in financial instruments designed to transfer credit risk from one party to another, such as credit derivatives and structured products.

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2008

One important result of the big increase in assets outside the core banking system is a notable increase in leverage – we can see this by comparing two leading companies in their respective banking and securities industries. At the end of 2007, Bank of America had $8.56 in shareholders equity for each $100 in assets on its balance sheet. This compares with Lehman Brothers that had just $3.25 in shareholders equity for each $100 in assets on its balance sheet. Many observers believe that securities firms will need to increase their capital so that is closely in-line with the capital ratios of banks, such as Bank of America.

Two other noteworthy results of the boom in financial innovation are a much greater reliance on ratings of structured products by firms such as Moody’s and Standard & Poor’s, and a marked deterioration in underwriting standards as more and more originators of mortgages had no intention of retaining the risk associated with the new loans on their own balance sheets.

This, in a nutshell, is our opinion of the backdrop to the current financial market turmoil – we have had a tremendous increase in debt outstanding in the U.S. this decade, much of it resting on relatively thin capital bases, and much of it of unclear quality. So now what?

Now what?

In recent months, it seems that household income and corporate profit growth have slowed, and residential real estate prices have fallen, in some areas quite dramatically. So the assumptions underlying an uncomfortably high percentage of the new credit created in recent years have broken down. And this sequence of events has triggered a de-leveraging throughout the U.S. financial system. This is being accomplished in two ways – by raising new capital and/or selling assets.

As Bill Dudley, Executive Vice President of the Federal Reserve Bank of New York has highlighted in a recent speech, the de-leveraging is “driven by two fundamental shifts in perception. On one side, actual risks – due to changes in the macroeconomic outlook, an increase in price volatility, and a reduction in liquidity – and perceptions about risks – due to the potential consequences of these risks for highly leveraged institutions and structures – have shifted. Many assets are now viewed as having more credit risk, price risk, and/or illiquidity risk than earlier anticipated. Leverage is being reduced in response to this increased risk.”

“On the other side” Dudley continues, “the balance sheet pressures on banks have caused them to pull back in terms of their willingness to finance positions held by non-bank financial intermediaries. Thus, some of the de-leveraging is forced, rather than voluntary.”

We believe the de-leveraging process has much further to run. The decline in asset prices already recorded has generated large losses for dozens of financial institutions. Capital is being depleted and that, in turn, increases the pressure on these institutions to slow the growth of – and in some instances shrink – their balance sheets. Data from the Federal Reserve’s Senior Loan Officer Survey reveals a significant tightening of credit standards is underway.

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2008

In the April 2008 survey, banking institutions reported a further tightening of lending standards. The net percentage of domestic banks reporting tighter lending standards were close to, or above all-time highs for nearly all loan categories in the survey. Demand for bank loans from both businesses and households also continued to weaken in the first quarter of 2008, based on the Fed’s survey data. This certainly makes sense given the sharp decline in existing home prices, the observed contraction in payroll employment in the first four months of 2008 and the weaker corporate profit environment.

Weaker credit growth probably means lower profit margins

The profit share of national income {the overall profit margin of corporate America} and debt growth have moved in tandem in this cycle {see chart below} with debt growth leading profit margins by about nine months. As debt growth slows further in 2008, we expect that will exert further downward pressure on profit margins throughout corporate America. And when profit margins are trending down, equity returns historically have tended to be very meager.

Annual % Growth in Nonfinancial Debt vs. Profit Share % of National Income

(1998 - 2008)

Source: Federal Reserve, Bureau of Economic Analysis

Portfolio themes

Since the Fund’s inception in October 2007, our portfolio has been positioned in a cautious manner – net exposure to the equity market has been very limited during the first half year of operation. The Fund will not always be invested this way, but with the U.S. economy struggling under the weight of rising food and energy prices and falling home prices, and with corporate profits surprising to the down side, a cautious approach to the equity market still seems like the most rational path at this point in time.

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2008

The long positions in the portfolio can be divided into two broad themes – defensive, non-cyclical industry baskets and industry baskets built around longer-term global themes. The Fund has long two baskets in the health care sector – one is biotechnology, the other in generic pharmaceutical manufacturers. We believe both these industry groups offer excellent longer-term growth and are currently attractively valued.

The Fund also has two long baskets in the consumer staples sector, one in tobacco manufacturers and the other in consumer staples retailers. Tobacco stocks offer attractive yields, attractive valuations, and tend to be impervious to the economic cycle. The staples retailers also have attractive valuations and should be primary beneficiaries of the $117 billion of tax rebates that the Federal government will be delivering to U.S. households between May and August of 2008.

The Fund has a long basket of electric utility stocks that have above average exposure to nuclear power or wind generation – the idea here is that fossil fuel prices will remain uncomfortably high for the foreseeable future. High oil and natural gas prices could form a pricing umbrella for those utilities that generate a below average percentage of their power from coal and other fossil fuels. The Fund also has a long position in oil drillers – we believe this industry offers the best value in the U.S. oil complex. And to round out our long energy exposure, there is a basket of solar and wind energy companies in the portfolio. These stocks tend to be very expensive when valued on current earnings, but we think the market is under-estimating the medium-term growth potential of these technologies.

We believe rising incomes and living standards in the developing world are key factors supporting oil prices, agricultural commodity prices and the prices of several primary metals. The other side of the equation is very little, if any, increase in supply of these essential commodities. For oil producers, miners and farmers, the supply/demand balance could remain favorable for quite some time. With that in mind the Fund has long positions in the manufactures of both agricultural equipment and mining equipment since they provide some of the necessary tools, as well as railroads, since they move various “stuff” to market. All three of these industries have the potential to enjoy impressive pricing power given the very strong profitability of their customers.

The short side

Financial stocks feature prominently in the Fund’s short positions. The over-riding macro call against financials is illustrated in the chart below. The parabolic increase in debt-to-income ratios in the United States in the past 8-to-10 years has its analog in an explosion in financial sector profits. Operating profits in the U.S. financial sector rose from 2.0% - 2.5% of national income in the late 1990s to 4.0% - 4.5% of national income in the past two years.

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2008

U.S. Financial Sector Profits as % of National Income

(1988 - 2008)

Source: Bureau of Economic Analysis

There is now much discussion about “bubbles” in the financial media – the usual focal points of this discussion are residential real estate and the credit creation associated with real estate. We would not take issue with these characterizations, but rather we would add a third element and that is financial sector profits – they too rocketed to what we believe are unsustainable levels. As the de-leveraging process runs its course, we believe the likely decline in financial sector operating profits could be quite sharp and profound. The earnings growth expectations embedded in current share prices appear to be far too high across a wide range of financial services industries, hence our short positions in several segments of the U.S. financial sector {see the schedule of securities sold short on page 12}.

No confidence

The second major theme in the Fund’s short portfolio is a very cautious view of consumer discretionary spending. Declining employment and slowing income growth, together with rapidly rising food and energy costs and the now relentless decline in residential real estate prices, have hammered consumer confidence.

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2008

U.S. Consumer Confidence Index %

(1978 - 2008)

Source: The Conference Board

This same set of factors is slowing consumer discretionary spending and crippling sales of both new and existing homes. Yet consensus earnings estimates for late 2008 and 2009 are very upbeat as are implied earnings growth rates in current share prices in several segments of the consumer discretionary sector.

In closing, we believe our investment discipline of focusing on industry fundamentals and building a portfolio of both long and short positions will serve the Fund well in what may prove to be a prolonged period of economic uncertainty and financial market volatility. We sincerely thank you for your support, and we would warmly welcome any questions you may have.

Sincerely,

Douglas R. Cliggott Portfolio Manager	Michael G. Kassab Portfolio Manager

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

APRIL 30, 2008

The views expressed above reflect those of the Fund’s Adviser as of April 30, 2008 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

The S&P 500 Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index. Total return includes reinvestment of dividends and capital gains. Structured Products are an alternative form of investment, which in the simplest form consists of a fixed income investment and a derivative. A credit derivative’s price and value are derived from the creditworthiness of the obligations of a third party.

The Fund is subject to several risks, any of which could cause an investor to lose money. The Fund may participate in leverage transactions, to include selling securities short which create the risk of magnified capital losses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower the Fund’s return or result in a loss. The Fund may also invest in stocks of small and mid-cap companies, which present greater risks than larger companies due to the limited product lines, markets, and financial or managerial resources. In addition, if the Fund’s portfolio is overweighed in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighed in that sector. In the event the Fund invests in Exchange Traded Funds (ETFs), the lack of liquidity in an ETF could result in more volatility than the underlying portfolio and will subject the Fund to the vehicles’ expenses.

Before investing your should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling (888) 368-3755. Please read the prospectus carefully before you invest.

DOVER LONG/SHORT SECTOR FUND

PERFORMANCE CHART AND ANALYSIS

APRIL 30, 2008

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Dover Long/Short Sector Fund, including reinvestment of dividends and distributions, compared with a broad-based securities market index, since inception. The S&P 500 Index (the “Index”) is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged. One can not invest directly in an index.

Past performance is not predictive of, nor a guarantee of future results. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) for Institutional and A Shares are 2.73% and 3.19%, respectively. However, the Fund’s Adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 1.25% and 1.75% for Institutional and A Shares which will remain in effect until September 1, 2008. Shares redeemed or exchanged within 90 days of purchase will be charged a 1.00% redemption fee, subject to limited exceptions, which are more fully described in the Fund’s prospectus. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month end performance, please call (888) 368-3755.

Total Return as of 4/30/08	Since Inception 10/22/07
Dover Long/Short Sector Fund – Institutional Shares	2.12%
Dover Long/Short Sector Fund – A Shares (w/sales charge)	(2.79)%
S&P 500 Index	(7.84)%

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2008

Shares	Security Description	Value
Long Positions – 41.6%

Common Stock – 40.0%

Consumer Staples – 8.0%
22,200	Altria Group, Inc.	$444,000
3,200	Costco Wholesale Corp.	228,000
22,300	Philip Morris International, Inc. (a)	1,137,969
3,500	Reynolds American, Inc.	188,475
1,600	UST, Inc.	83,312
28,000	Wal-Mart Stores, Inc.	1,623,440

		3,705,196

Energy – 6.9%
3,100	ENSCO International, Inc.	197,563
4,200	Evergreen Solar, Inc. (a)	36,078
2,700	First Solar, Inc. (a)	788,373
6,100	Nabors Industries, Ltd. (a)	228,994
5,800	Noble Corp.	326,424
2,400	Rowan Cos., Inc.	93,576
2,900	Sunpower Corp., Class A (a)	253,083
6,900	Transocean, Inc. (a)	1,017,474
7,800	Vestas Wind Systems A/S, ADR (a)	287,430

		3,228,995

Health Care – 8.0%
12,900	Amgen, Inc. (a)	540,123
5,100	Barr Pharmaceuticals, Inc. (a)	256,173
3,500	Biogen Idec, Inc. (a)	212,415
4,800	Celgene Corp. (a)	298,272
14,800	Forest Laboratories, Inc. (a)	513,708
3,200	Genzyme Corp. (a)	225,120
11,000	Gilead Sciences, Inc. (a)	569,360
14,400	Mylan, Inc.	189,648
15,900	Teva Pharmaceutical Industries, Ltd.	743,802
4,900	Watson Pharmaceuticals, Inc. (a)	152,096

		3,700,717

Industrials – 12.0%
3,200	AGCO Corp. (a)	192,416
5,200	Burlington Northern Santa Fe Corp.	533,260
8,200	CNH Global NV	353,748
6,200	CSX Corp.	390,290
13,500	Cummins, Inc.	845,775
15,600	Deere & Co.	1,311,492

Shares	Security Description	Value
7,400	Joy Global, Inc.	$549,450
5,700	Norfolk Southern Corp.	339,606
6,700	Terex Corp. (a)	466,856
4,100	Union Pacific Corp.	595,279

		5,578,172

Information Technology – 1.1%
8,000	MEMC Electronic Materials, Inc. (a)	503,760

Utilities – 4.0%
2,000	Constellation Energy Group, Inc.	169,300
6,400	Dominion Resources, Inc.	277,696
2,100	Entergy Corp.	241,206
7,300	Exelon Corp.	624,004
4,600	FPL Group, Inc.	304,934
5,700	Public Service Enterprise Group, Inc.	250,287

		1,867,427

Total Common Stock (Cost $18,147,909)		18,584,267

Mutual Funds – 1.6%
4,300	iShares COMEX Gold Trust	371,907
10,100	PowerShares DB Agriculture Fund	369,660

Total Mutual Funds (Cost $803,380)		741,567

Total Long Positions – 41.6%
	(Cost $18,951,289)	$19,325,834
Total Short Positions – (39.5%)
	(Proceeds ($17,185,784))	(18,356,658)
Other Assets & Liabilities, Net – 97.9%		45,452,451

Net Assets – 100.0%		$46,421,627

(a)	Non-income producing security

ADR American Depositary Receipt

*	Cost for Federal income tax purposes is $1,992,190 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$1,123,007
Gross Unrealized Depreciation	(2,146,021)

Net Unrealized Appreciation (Depreciation)	$1,023,014

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF SECURITIES SOLD SHORT

APRIL 30, 2008

Shares	Security Description	Value
Short Positions – (39.5%)

Common Stock – (37.3%)

Consumer Discretionary – (7.8%)
(12,700)	Amazon.Com, Inc.	$(998,601)
(17,900)	Best Buy Co., Inc.	(770,058)
(9,400)	Centex Corp.	(195,708)
(24,300)	DR Horton, Inc.	(376,407)
(8,700)	Expedia, Inc.	(219,762)
(6,900)	GameStop Corp., Class A	(379,776)
(6,000)	KB Home	(135,000)
(12,200)	Lennar Corp., Class A	(224,724)
(19,900)	Pulte Homes, Inc.	(259,496)
(5,600)	RadioShack Corp.	(77,840)

		(3,637,372)

Energy – (5.3%)
(1,600)	Baker Hughes, Inc.	(129,408)
(4,600)	Halliburton Co.	(211,186)
(1,900)	National Oilwell Varco, Inc.	(130,055)
(6,300)	Schlumberger, Ltd.	(633,465)
(4,100)	Sunoco, Inc.	(190,281)
(5,000)	Tesoro Corp.	(125,700)
(18,400)	Valero Energy Corp.	(898,840)
(1,800)	Weatherford International, Ltd.	(145,206)

		(2,464,141)

Financials – (10.5%)
(6,400)	American Express Co.	(307,328)
(2,800)	BB&T Corp.	(96,012)
(1,800)	BlackRock, Inc.	(363,222)
(1,900)	Capital One Financial Corp.	(100,700)
(2,500)	Developers Diversified Realty Corp.	(107,375)
(1,800)	Eaton Vance Corp.	(65,880)
(3,700)	Franklin Resources, Inc.	(352,055)
(5,100)	General Growth Properties, Inc.	(208,896)
(2,500)	Goldman Sachs Group, Inc.	(478,425)
(2,600)	Janus Capital Group, Inc.	(72,956)
(9,200)	JPMorgan Chase & Co.	(438,380)
(5,300)	Kimco Realty Corp.	(211,523)
(2,100)	Legg Mason, Inc.	(126,588)
(3,300)	Lehman Brothers Holdings, Inc.	(145,992)

Shares	Security Description	Value
(1,500)	Macerich Co.	$(109,695)
(5,700)	Merrill Lynch & Co., Inc.	(284,031)
(6,500)	Morgan Stanley	(315,900)
(1,700)	PNC Financial Services Group, Inc.	(117,895)
(1,500)	Regency Centers Corp.	(107,355)
(3,500)	Regions Financial Corp.	(76,720)
(4,700)	Simon Property Group, Inc.	(469,342)
(1,800)	SunTrust Banks, Inc.	(100,350)
(4,100)	T Rowe Price Group, Inc.	(240,096)

		(4,896,716)

Industrial – (7.9%)
(1,700)	CH Robinson Worldwide, Inc.	(106,556)
(4,400)	Con-way, Inc.	(203,500)
(3,800)	Danaher Corp.	(296,476)
(1,900)	Eaton Corp.	(166,896)
(2,100)	Expeditors International of Washington, Inc.	(97,839)
(3,000)	FedEx Corp.	(287,610)
(9,200)	Heartland Express, Inc.	(142,324)
(6,200)	Illinois Tool Works, Inc.	(324,198)
(3,200)	Ingersoll-Rand Co., Ltd., Class A	(142,016)
(2,100)	ITT Corp.	(134,400)
(11,900)	JB Hunt Transport Services, Inc.	(404,243)
(5,000)	Landstar System, Inc.	(259,800)
(2,000)	Parker Hannifin Corp.	(159,700)
(10,100)	United Parcel Service, Inc., Class B	(731,341)
(6,700)	Werner Enterprises, Inc.	(130,315)
(5,400)	YRC Worldwide, Inc.	(87,750)

		(3,674,964)

Information Technology – (5.7%)
(2,300)	Apple, Inc.	(400,085)
(19,800)	Cisco Systems, Inc.	(507,672)
(8,900)	Comcast Corp., Class A	(182,895)
(5,200)	Corning, Inc.	(138,892)
(5,300)	Dell, Inc.	(98,739)
(6,400)	Hewlett-Packard Co.	(296,640)
(3,500)	International Business Machines Corp.	(422,450)

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF SECURITIES SOLD SHORT

APRIL 30, 2008

Shares	Security Description	Value
(1,700)	Juniper Networks, Inc.	$(46,954)
(7,500)	Motorola, Inc.	(74,700)
(5,400)	QUALCOMM, Inc.	(233,226)
(1,900)	Research In Motion, Ltd.	(231,097)

		(2,633,350)

Total Common Stock (Proceeds $16,180,498) – (37.2%)		(17,306,543)

Mutual Funds – (2.3%)
(31,300)	Telecom HOLDRs Trust – (Proceeds $1,005,286)	(1,050,115)

Total Short Positions (Proceeds $17,185,784) – (39.5%)		$(18,356,658)

PORTFOLIO HOLDINGS % of Net Assets Long Positions
Consumer Staples	8.0%
Energy	6.9%
Health Care	8.0%
Industrials	12.0%
Information Technology	1.1%
Utilities	4.0%
Mutual Funds	1.6%
Short Positions
Consumer Discretionary	(7.8%	)
Energy	(5.3%	)
Financials	(10.5%	)
Industrials	(7.9%	)
Information Technology	(5.7%	)
Mutual Funds	(2.3%	)
Other Assets & Liabilities	97.9%

	100.0%

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2008

ASSETS
Total investments, at value (Cost $18,951,289)	$19,325,834
Cash	24,597,048
Deposits with custodian for securities sold short	20,521,554
Receivables:
Investment securities sold	9,671,734
Dividends and interest	63,554
From investment adviser	25,679
Deferred offering costs	28,115
Prepaid expenses	3,255

Total Assets	74,236,773

LIABILITIES
Payables:
Fund shares redeemed	8,886
Securities sold short, at value (Proceeds $17,185,784)	18,356,658
Investment securities purchased	9,369,435
Accrued Liabilities:
Trustees’ fees and expenses	20
Compliance services fees	2,349
Other	77,798

Total Liabilities	27,815,146

NET ASSETS	$46,421,627

COMPONENTS OF NET ASSETS
Paid-in capital	$47,649,745
Accumulated undistributed (distributions in excess of) net investment income	177,934
Accumulated net realized gain (loss) on investments	(609,723)
Net unrealized appreciation (depreciation) on investments	(796,329)

NET ASSETS	$46,421,627

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	3,781,885
A Shares	772,236

NET ASSET VALUE, Offering and Redemption Price Per Share
Institutional Shares (based on net assets of $38,564,961)	$10.20

A Shares (based on net assets of $7,856,666)	$10.17

A Shares Maximum Public Offering Price Per Share (net asset value per share / 95.50%)	$10.65

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

STATEMENT OF OPERATIONS

OCTOBER 22, 2007 (a) TO APRIL 30, 2008

INVESTMENT INCOME
Interest income	$347,537
Dividend income (net of foreign withholding taxes of $628)	93,886

Total Investment Income	441,423

EXPENSES
Investment adviser fees	131,742
Administrator fees	92,027
Distribution fees
A Shares	4,278
Accountant fees	13,880
Transfer agency fees
A Shares	2,543
Institutional Shares	2,145
Professional fees	45,123
Custodian fees	9,512
Registration fees	695
Trustees’ fees and expenses	288
Reports to shareholders	15,734
Compliance services fees	11,542
Amortization of offering costs	30,577
Dividend expense on securities sold short	75,002
Miscellaneous expenses	4,706

Total Expenses	439,794
Fees waived and expenses reimbursed	(191,562)

Net Expenses	248,232

NET INVESTMENT INCOME (LOSS)	193,191

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain (Loss) on:
Investments	(428,377)
Securities sold short	(174,998)

Net Realized Gain (Loss)	(603,375)

Change in Unrealized Appreciation (Depreciation) on:
Investments	374,545
Securities sold short	(1,170,874)

Net Change in Unrealized Appreciation (Depreciation)	(796,329)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,206,513)

(a)	Commencement of operations.

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

STATEMENT OF CHANGES IN NET ASSETS

October 22, 2007 (a) April 30, 2008

OPERATIONS:
Net investment income (loss)	$193,191
Net realized gain (loss) on investments	(603,375)
Net change in unrealized appreciation (depreciation) on investments	(796,329)

Net Increase (Decrease) in Net Assets from Operations	(1,206,513)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Institutional Shares	(22,034)
A Shares	(107)

Net increase (decrease) in net assets from distributions	(22,141)

CAPITAL SHARE TRANSACTIONS:
Sale of shares
Institutional Shares	39,482,031
A Shares	8,154,995
Reinvestment of distributions
Institutional Shares	22,034
A Shares	107
Redemption of shares
Institutional Shares	–
A Shares	(9,021)
Redemption fees
Institutional Shares	–
A Shares	135

Increase (Decrease) from Capital Transactions	47,650,281

Increase (Decrease) in Net Assets	46,421,627

NET ASSETS:
Beginning of period	–

End of period (b)	$46,421,627

SHARE TRANSACTIONS
Sale of shares
Institutional Shares	3,779,779
A Shares	773,113
Reinvestment of distributions
Institutional Shares	2,106
A Shares	10
Redemption of shares
Institutional Shares	–
A Shares	(887)

Increase (Decrease) in Shares	4,554,121

(a) Commencement of operations.
(b) Includes accumulated undistributed (distributions in excess of) net investment income	$177,934

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

October 22, 2007 (a) through April 30, 2008
INSTITUTIONAL SHARES

NET ASSET VALUE, Beginning of Period	$10.00

INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.09
Net realized and unrealized gain (loss)	0.12 (h)

Total from Investment Operations	0.21

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)

Total Distributions to Shareholders	(0.01)

REDEMPTION FEES (b)	– (g)

NET ASSET VALUE, End of Period	$10.20

TOTAL RETURN (c)	2.12%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$38,565
Ratios to Average Net Assets (e):
Net investment income (loss)	1.58%

Net expenses	1.25%
Dividend expenses	0.57%
Gross expenses (f)	2.60%

PORTFOLIO TURNOVER RATE (c)	324%

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

October 22, 2007 (a) through April 30, 2008
A SHARES

NET ASSET VALUE, Beginning of Period	$10.00

INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.05
Net realized and unrealized gain (loss)	0.13 (h)

Total from Investment Operations	0.18

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)

Total Distributions to Shareholders	(0.01)

REDEMPTION FEES (b)	– (g)

NET ASSET VALUE, End of Period	$10.17

TOTAL RETURN (c)(d)	1.79%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$7,857
Ratios to Average Net Assets (e):
Net investment income (loss)	0.96%

Net expenses	1.75%
Dividend expenses	0.56%
Gross expenses (f)	3.88%

PORTFOLIO TURNOVER RATE (c)	324%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Total return excludes the effect of the applicable sales load.
(e)	Annualized for period less than one year.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)	Less than $0.01.
(h)	Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

Note 1.  Organization

The Dover Long/Short Sector Fund (the “Fund”) is a non-diversified series of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Trust currently has twenty-nine investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and A Shares. Institutional Shares and A Shares commenced operations on October 22, 2007. The Fund seeks positive absolute return independent of equity market conditions.

Note 2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of open-end mutual funds are valued at net asset value. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

basis. Premium and discount is amortized and accreted in accordance with generally accepted accounting principles. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. The Fund estimates components of distribution from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Securities Sold Short – The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement, which price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with custodian for securities sold short as shown on the Statement of Assets and Liabilities and the securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund’s Income Statement.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains if any are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in an equitable manner.

The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

Offering Costs – Offering costs for the Fund of $58,692 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

New Accounting Pronouncements – In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes”. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s Federal tax return filed for the period ended April 30, 2008 remains subject to examination by the Internal Revenue Service.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”), which is effective for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Note 3.  Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – Dover Investment Management, LLC, (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Citigroup Fund Services, LLC (“Citigroup”) or its affiliated companies. The Fund has adopted a distribution plan for A Shares of the Fund in accordance with Rule 12b-1 of the Act. The Fund pays the Distributor and any other entity as authorized by the Board an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Fund.

For the period ended April 30, 2008, the Distributor did not receive any of the front-end sales charges assessed on the sale of A Shares. The Distributor did not retain any commissions from contingent deferred sales charges assessed on purchases of $1 million or more of A Shares that are liquidated in whole or in part within one year of purchase.

Other Services – Citi provides administration, portfolio accounting, and transfer agency services to the Fund. Certain employees of Citi are also officers of the Trust.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer as well as certain additional compliance support functions to the Fund. FCS has no role in determining the investment policies of, or the securities to be purchased or sold by the Trust or the Fund. Certain officers or employees of FCS are also officers of the Trust. The Principal Executive Officer is an affiliate of the Distributor due to his ownership interest in the Distributor.

Pursuant to Board approval, beginning on June 2, 2008, as to fund accounting and fund administration, and on June 16, 2008, as to transfer agency, Atlantic Fund Administration, LLC (“Atlantic”) will replace Citi as the provider of those services to the Fund. Beginning June 1, 2008, Atlantic will replace FCS as a provider of officers and compliance support services to the Fund. In connection with these changes in service providers, resignations of the Trust’s existing officers, who have been provided to the Trust pursuant to agreements with Citi and FCS, will become effective and the existing officers will be replaced by officers provided by Atlantic.

Note 4.  Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) to 1.25% for Institutional Shares and 1.75% for A Shares for each of the class’ average daily net assets through September 1, 2008. For the period ended April 30, 2008, the Adviser waived $131,742 and reimbursed $59,820.

Note 5.  Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended April 30, 2008, were $54,428,096 and $35,048,429, respectively.

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

Note 6.  Federal Income Tax and Investment Transactions

Distributions during the fiscal years ended as noted were characterized for tax purposes as follows:

2008
Ordinary Income	$22,141

As of April 30, 2008, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$177,934
Unrealized Appreciation (Depreciation)	(1,023,014)
Capital and Other Losses	(253,595)

Total	$(1,098,675)

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the period ended April 30, 2008. The following reclassification was the result of non-deductible offering costs and short dividend reclassifications, and has no impact on the net assets of the Fund.

Accumulated Net Investment Income (Loss)	$6,884
Undistributed Net Realized Gain (Loss)	(6,348)
Paid-in-Capital	(536)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to deferral of offering costs.

For tax purposes, the current year post-October loss was $253,595. This loss will be recognized for tax purposes on the first business day of the Fund’s next year.

Note 7.  Other Information

On April 30, 2008, one shareholder held approximately 89% of the outstanding Institutional Shares of the Fund and three shareholders held approximately 97% of the outstanding A Shares of the Fund. One of these shareholders is an omnibus account, which is held on behalf of several underlying shareholders.

Note 8.  Subsequent Events

Effective June 2, 2008, as to fund accounting and fund administration, and on June 16, 2008, as to transfer agency, Atlantic Fund Administration, LLC (“Atlantic”) replaced Citi as the provider of those services to the Fund. Beginning June 1, 2008, Atlantic replaced FCS as a provider of officers and compliance support services to the Fund. In connection with these changes in service providers, resignations of the Trust’s existing officers have been provided to the Trust and have become effective pursuant to agreements with Citi and FCS. The existing officers were replaced by officers provided by Atlantic.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and Shareholders of Dover Long/Short Sector Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dover Long/Short Sector Fund (the “Fund”), a series of Forum Funds (the “Trust”), as of April 30, 2008, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 22, 2007 (commencement of operations) through April 30, 2008. These financial statements and the financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dover Long/Short Sector Fund as of April 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for the period from October 22, 2007 (commencement of operations) to April 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 24, 2008

DOVER LONG/SHORT SECTOR FUND

ADDITIONAL INFORMATION (Unaudited)

APRIL 30, 2008

Investment Advisory Agreement Approval – At the April 18, 2008 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Dover Investment Management LLC (the “Adviser”) and Citi, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of the Services

The Board met with representatives of the Adviser and discussed the Adviser’s personnel, operations and financial condition. The Board also considered the scope and quality of services provided by the Adviser under the Advisory Agreements and the quality of the investment research capabilities of the Adviser and other resources dedicated to performing services for the Fund. The Board also considered information regarding the experience and professional background of the portfolio managers at the Adviser and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for the Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; the quality of the Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser.

The Board discussed with the Adviser the adequacy of its resources and quality of services provided by the Adviser under the Advisory Agreement. The Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement, that the Adviser could provide high quality services to the Fund and that the investment expertise of the Adviser’s professionals could benefit the Fund.

Costs of Services and Profitability

The Board then considered information provided by the Adviser regarding its costs of services and profitability with respect to the Fund. The Board considered the Adviser’s resources devoted to the Fund as well as an assessment of costs and profitability provided by the Adviser. The Board also considered that the Adviser continues to contractually waive certain advisory fees and, as necessary, reimburse Fund expenses through September 1, 2008. The Board concluded that the level of the Adviser’s profits attributable to management of the Fund was not excessive in light of the services provided by the Adviser on behalf of the Fund.

DOVER LONG/SHORT SECTOR FUND

ADDITIONAL INFORMATION (Unaudited)

APRIL 30, 2008

Compensation

The Board also considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on fees and total expenses of similar mutual funds. The Board noted that the Adviser’s contractual advisory fee was lower than the mean and median contractual advisory fee for its Lipper Inc. peer group. The Board also noted that the Fund’s actual expense ratio was lower than the mean and median actual expense ratio for its peer group (with respect to Institutional Shares) and was within ten basis points of the mean actual expense ratio for its peer group (with respect to A Shares).

The Board recognized that it was difficult to compare advisory fees and expense ratios because of variations between the services provided by the Adviser and those included in the advisory fees paid by other funds. Based on the foregoing, the Board concluded that the Adviser’s advisory fee charged to the Fund was reasonable.

Performance

The Adviser discussed its approach to managing the Fund as well as each Fund’s performance. The Board considered the Fund’s performance since inception and over the one- and three-month periods ended March 31, 2008, noting that the Fund outperformed its benchmark since inception and over the three-month period. Based on this review, the Board determined that the Adviser’s management of the Fund could benefit each Fund and its shareholders.

Economies of Scale

The Board then considered whether the Fund would benefit from any economies of scale, noting that although the Adviser’s fee schedules for the Fund do not have breakpoints and thus would not reflect economies of scale, if any, the Fund were subject to contractual fee waivers by the Adviser. The Board considered the Adviser’s representation that economies of scale could be experienced upon an increase in assets under management. The Board also considered the size of the Fund and determined that it would not be necessary to consider the implementation of breakpoints at this time.

Other Benefits

The Board noted that the Adviser does not receive significant ancillary benefits as a result of its relationship with the Fund, other than the benefit of research received from the brokers executing transactions on behalf of its clients and the ability to refer to its advisory relationship with the Fund.

Conclusion

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement. Based upon its review, including consideration of each of the factors referred to above, the Board (including all of the Independent Trustees) determined, in the exercise of its business judgment, that the advisory fee rate of the Fund was fair, and that renewing the Advisory Agreement was in the best interest of the Fund’s shareholders.

DOVER LONG/SHORT SECTOR FUND

ADDITIONAL INFORMATION (Unaudited)

APRIL 30, 2008

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 368-3755 and on the SEC’s website at www.sec.gov. The Fund’s proxy voting records for the period of October 22, 2007 (the Fund’s commencement of operations) through June 30, 2008, will be available, without charge and upon request, by calling (888) 368-3755 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, and exchange fees and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007, through April 30, 2008.

Actual Expenses – The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) for certain share classes, redemption fees or exchange fees.

DOVER LONG/SHORT SECTOR FUND

ADDITIONAL INFORMATION (Unaudited)

APRIL 30, 2008

Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Shares
Actual Return	$1,000.00	$1,014.14	$9.11	1.82%
Hypothetical Return (5% return before expenses)	$1,000.00	$1,015.81	$9.12	1.82%

A Shares
Actual Return	$1,000.00	$1,010.85	$11.55	2.31%
Hypothetical Return (5% return before expenses)	$1,000.00	$1,013.38	$11.56	2.31%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 366 to reflect the half-year period

Federal Tax Status of Dividends Declared During the Tax Year

Income Dividends – For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 39.33% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 40.19% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund designates 100.00% of its income dividends as qualified interest income (QII).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The Trustees listed below also serve in the capacities noted below for Monarch Funds. Mr. Keffer is considered an Interested Trustee of the Trust due to his affiliation with Atlantic. Mr. Keffer is also an Interested Trustee/Director of Wintergreen Fund, Inc. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine, 04101, unless otherwise indicated. Each Trustee oversees twenty-nine portfolios in the Trust. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 368-3755.

DOVER LONG/SHORT SECTOR FUND

ADDITIONAL INFORMATION (Unaudited)

APRIL 30, 2008

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years

Independent Trustees

J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Compliance Committee, Nominating Committee and Qualified Legal Compliance Committee	Trustee since 1989 (Chairman since 2004)	Retired; Partner, Wolf, Block, Schorr and Solis-Cohen, LLP (law firm) 2002 - 2003; Partner, Thelen Reid & Priest LLP (law firm) 1995 - 2002.

Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University (effective 2006); Professor of Economics, University of California-Los Angeles 1992 - 2006.

James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium sized businesses in New England).

Interested Trustee

John Y. Keffer[1] Born: 1942	Trustee; Chairman, Contracts Committee	Since 1989	Chairman, Atlantic Fund Administration, LLC since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company) since 1997; President, Citigroup Fund Services, LLC (Citigroup) 2003 - 2005; President, Forum Financial Group, LLC (“Forum”) (a fund services company acquired by Citibank, N.A. 1986 - 2003).

DOVER LONG/SHORT SECTOR FUND

ADDITIONAL INFORMATION (Unaudited)

APRIL 30, 2008

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers

Stacey Hong Born: 1966	President; Principal Executive Officer	Since June 2008	President, Atlantic Fund Administration, LLC since 2008; Director, Consulting Services, Foreside Fund Services, January 2007 - September 2007; Elder Care June 2005 - December 2006; Director, Fund Accounting, Citigroup December 2003 - May 2005; Director/Senior Manager/Manager, Accounting, Forum Financial Group April 1992 - November 2003; Auditor, Ernst & Young May 1988 - March 1992.

Pamela Duggan Born: 1959	Treasurer; Principal Financial Officer	Since June 2008	Senior Administration Specialist, Atlantic Fund Administration, LLC since May 2008; Vice President, Citigroup 2003 - 2008, Manager, Forum Financial Group 1989 - 2003.

Lina Bhatnagar Born: 1971	Secretary	Since June 2008	Senior Administration Specialist, Atlantic Fund Administration, LLC since May 2008; Regulatory Administration Specialist, Citigroup, June 2006 - May 2008; Money Market/Short term Trader, Wellington Management, 1996 - 2002.

[1]

Since 1997, John Y. Keffer has been president and owner of Forum Trust, LLC, a state chartered, non-depository bank; and vice chairman and trustee of the Trust. Atlantic Fund Administration, LLC, is a subsidiary of Forum Trust, LLC.

Dover Long/Short Sector Fund

THREE CANAL PLAZA, GROUND FLOOR

PORTLAND, ME 04101

1-888-DOVER-55

(1-888-368-3755)

www.doverfunds.com

INVESTMENT ADVISER

Dover Investment Management LLC

140 Greenwich Avenue

Greenwich, CT 06830

TRANSFER AGENT

Atlantic Fund Administration, LLC

P.O. Box 588

Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC

Two Portland Square, 1st Floor

Portland, ME 04101

www.foresides.com

209LS-ANR-0408

ANNUAL REPORT

LIBERTY STREET

HORIZON FUND

April 30, 2008

TABLE OF CONTENTS

A Message to Our Shareholders	1

Schedule of Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	15

Report of Independent Registered Public Accounting Firm	21

Additional Information (Unaudited)	22

A MESSAGE TO OUR SHAREHOLDERS

Dear Fellow Shareholders:

We are pleased to present the Liberty Street Horizon Fund’s Annual Report for the period ending April 30, 2008. The Liberty Street Horizon Fund (“the Fund”) had losses in the no-load, Institutional Class of -5.99% for the fiscal period ending April 30, 2008. While the Fund’s performance was negative, this can be compared to the total returns, including dividends and capital gains reinvested, of -6.19% for the Standard and Poor’s 500 Index (“S&P 500 Index”) over the same time period.

The Fund’s Class A Shares’ since inception annual total return for the period ended April 30, 2008 was -10.42%, which reflects the deduction of the maximum initial sales charge of 4.75%, and -5.94% without this charge reflected. Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns include reinvestment of dividends and capital gains. As stated in the current prospectus, the gross operating expense ratio for the Class A, Class C and Institutional (I) Shares are 1.61%, 2.11% and 1.28%, respectively. The Fund’s investment advisor contractually agreed, through at least August 31, 2008, to waive fees or reimburse expenses so that the net expense ratios of the Class A, C and I Shares would not exceed 1.50%, 2.00% and 1.25%, respectively. Otherwise, performance shown would have been lower. Shares redeemed or exchanged within 90 days of purchase will be charged a 1.00% redemption fee. For the most recent month end performance, please call (800) 207-7108.

From inception, May 4, 2007, to December 31, 2007, the Fund’s performance in the no-load class was 12.77% compared to the S&P 500’s 0.38%. However, volatility in the first quarter of 2008 led to the Fund’s one-year negative performance.

While negative returns are never welcomed, we believe the lower prices of the businesses purchased in the Fund are not necessarily worrisome. As a long term investor, the Fund strives to purchase superior enterprises at discounts to their long term intrinsic values. The volatility in the first quarter allowed the Fund to continually purchase these enterprises at even more attractive valuations.

It is not uncommon for the Fund to experience a lack of correlation to the market. To be clear, we understand the frustration in weathering such markets as one may observe stock prices painfully eroding almost daily. During this period, it may seem that the only thing more difficult than finding securities immune to the volatility is finding a positive news story; e.g. “Massive Write-downs”…”Trillions of Dollars Lost”…”No End in Sight.” In navigating through such headlines, the Fund’s Sub-Adviser, Horizon Asset Management, Inc. (“Horizon”), calls on history as its guide. As patient students of history, it has found one quote that may be the most intriguing of all: “This time is different.”

We hear this phrase from investors several times every day. As with any hackneyed phrase, the implications are more diverse than the mundane sentiment inherent in the statement. What we imagine they really mean to say is “ I have lost confidence” or “ Why are you not reacting?” or simply “Please convince me the worst is over.” If one were to conduct a web search of the phrase “this time is different,” one would be rewarded with topical, yet typical results. Most of the results refer to the

1

A MESSAGE TO OUR SHAREHOLDERS

“mortgage crisis,” recession or some other possible impending doom in our current financial markets. One would also find articles touting the technology boom and its sustainability because “this time is different.” Well, it wasn’t. The technology bubble imploded in 2000, and subsequently, many valuations and share prices collapsed.

It appears that the phrase “this time is different” has now become a financial term. The use of it, combined with anecdotes by the media, fuels the emotional psyche of the market. Horizon, (the “Sub-Adviser”), is unmoved by market noise. It does not believe “this time is different.”

Horizon will continue to purchase for the Fund what it believes are fundamentally good businesses with long product life cycles. It will not sell good businesses just because the stock prices have depreciated. It will continue to research, review and invest based on the principles that have steered it through past periods of volatility.

In conclusion, contrarian investing will always be subject to volatility, not merely in terms of share prices, but in terms of emotion and consensus opinion as well. Historically, extensive opportunities have generally been created in periods of extreme irrationality and inefficiency. We believe that the patient methodology employed by Horizon has positioned the Fund to benefit from the current pessimism; because this time is not different.

We value your continued trust and confidence in the Fund, and thank you for your support.

Liberty Street Horizon Fund

The views in this report were those of the Fund’s Sub-Adviser as of April 30, 2008 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small and medium-sized company risk, interest rate risk, high yield bond and foreign/emerging markets securities risk, and lastly, the Fund may purchase IPOs or use derivatives such as options to increase its exposure to certain securities. Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. One cannot invest directly in an index.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-207-7108 or visiting the Fund’s website at www.libertystreetfunds.com. Please read the prospectus carefully before you invest.

2

LIBERTY STREET HORIZON FUND

PERFORMANCE CHART AND ANALYSIS

APRIL 30, 2008

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Liberty Street Horizon Fund, including reinvestment of dividends and distributions, compared with a broad-based securities market index, since inception. The Standard and Poor’s 500 Index (“S&P 500 Index”) is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment.

Past performance is not predictive of, nor a guarantee of future results. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) for Institutional, A Shares and C Shares are 1.28%, 1.61% and 2.11%, respectively. However, the Fund’s Adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 1.25%, 1.50% and 2.00% for Institutional, A Shares and C Shares which will remain in effect until August 31, 2008. Shares redeemed or exchanged within 90 days of purchase will be charged a 1.00% redemption fee, subject to limited exceptions, which are more fully described in the Fund’s prospectus. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month end performance, please call (800) 207-7108.

3

LIBERTY STREET HORIZON FUND

PERFORMANCE CHART AND ANALYSIS

APRIL 30, 2008

Total Return as of 4/30/08	Since Inception 5/4/2007
Liberty Street Horizon Fund — A Shares (w/sales charge)	(10.42)%
Liberty Street Horizon Fund — C Shares (w/sales charge)*	(7.25)%
Liberty Street Horizon Fund — Institutional Shares*	(5.99)%
S&P 500 Index	(6.19)%
Investment Value as of 4/30/08
Liberty Street Horizon Fund — A Shares (w/sales charge)	$8,958
Liberty Street Horizon Fund — C Shares (w/sales charge)	$9,275
Liberty Street Horizon Fund — Institutional Shares	$9,401
S&P 500 Index	$9,381

Past performance is not predictive of, nor a guarantee of future results.
*	C Shares and Institutional Shares commenced operations on May 24, 2007 and July 11, 2007, respectively. The performance for C Shares and Institutional Shares prior to May 24, 2007 and July 11, 2007, respectively, is that of the A Shares as adjusted for the expenses applicable to C Shares and Institutional Shares.

4

LIBERTY STREET HORIZON FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2008

Shares	Security Description	Value
Common Stock — 96.1%
Banks — 7.0%
1,800	Bank of Japan(a)	$2,163,774
36,305	Bank of New York Mellon Corp.	1,580,357
11,014	ICICI Bank, Ltd., ADR	491,114

		4,235,245

Communications — 1.3%
125,100	RH Donnelley Corp.(a)	599,229
2,294	Xinhua Finance, Ltd.(a)	200,533

		799,762

Consumer Discretionary — 1.1%
6,903	Sears Holdings Corp.(a)	680,705

Consumer Staples — 4.3%
11,892	Las Vegas Sands Corp.(a)	906,408
35,491	Quanta Services, Inc.(a)	941,931
28,157	Sotheby’s	779,949

		2,628,288

Diversified Financial Operations — 9.2%
7,932	Franklin Resources, Inc.	754,730
27,116	Icahn Enterprises, LP	2,305,673
49,791	Leucadia National Corp.	2,550,295

		5,610,698

Energy — 16.2%
8,150	CNOOC, Ltd., ADR	1,447,033
67,000	El Paso Corp.	1,148,380
23,152	EnCana Corp.	1,870,913
28,926	Gazprom OAO, ADR	1,531,632
27,646	Imperial Oil, Ltd.	1,618,397

Shares	Security Description	Value
Energy (continued)
53,265	Penn West Energy Trust	$1,607,005
119,098	UTS Energy Corp.(a)	639,778

		9,863,138

Finance — Investment Banker/Broker — 1.1%
15,894	Bear Stearns Cos., Inc.	170,543
11,577	Lehman Brothers Holdings, Inc.	512,166

		682,709

Finance — Mortgage Loan/Banker — 2.3%
50,340	Federal National Mortgage Association	1,424,622

Finance — Other Services — 18.6%
5,039	CME Group, Inc.	2,305,091
63,000	Hong Kong Exchanges and Clearing, Ltd.	1,286,985
5,327	IntercontinentalExchange, Inc.(a)	826,484
50,920	London Stock Exchange Group, PLC	1,090,405
57,137	Nasdaq OMX Group(a)	2,082,644
36,584	NYSE Euronext	2,418,202
83	Osaka Securities Exchange Co., Ltd.	450,180
134,000	Singapore Exchange, Ltd.	848,802

		11,308,793

Industrials — 4.9%
642,000	Beijing Capital International Airport Co., Ltd., Class H	656,573

See Notes to Financial Statements.

5

LIBERTY STREET HORIZON FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2008

Shares	Security Description	Value
Industrials (continued)
70,000	Bombardier, Inc., Class B(a)	$458,743
10,000	Burlington Northern Santa Fe Corp.	1,025,500
5,916	Union Pacific Corp.	858,944

		2,999,760

Insurance — 5.9%
269	Berkshire Hathaway, Inc., Class B(a)	1,198,933
15,000	China Life Insurance Co., Ltd., ADR	984,000
26,413	Power Corp. of Canada	926,330
25,000	Progressive Corp.	454,750

		3,564,013

Investment Management/Adviser — 3.4%
53,130	Blackstone Group, LP	991,937
18,286	Legg Mason, Inc.	1,102,280

		2,094,217

Materials — 0.1%
1,894	Brookfield Infrastructure Partners, LP	37,634

Real Estate — 5.3%
47,360	Brookfield Asset Management Inc., Class A	1,549,619
531,700	Link REIT	1,275,845
10,450	St. Joe Co.	425,001

		3,250,465

Shares	Security Description	Value
Utilities — 15.4%
26,279	Allegheny Energy, Inc.	$1,413,810
164,281	Dynegy, Inc., Class A(a)	1,416,102
19,773	Huaneng Power International, Inc., ADR	665,361
24,000	Mirant Corp.(a)	986,640
36,722	NRG Energy, Inc.(a)	1,613,932
80,492	Reliant Energy, Inc.(a)	2,071,865
85,358	Sierra Pacific Resources	1,163,431

		9,331,141

Total Common Stock (Cost $65,104,222)		58,511,190

Total Investments — 96.1% (Cost $65,104,222)*		$58,511,190
Other Assets & Liabilities, Net — 3.9%		2,363,879

NET ASSETS — 100.0%		$60,875,069

(a)	Non-income producing security
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
*	Cost for Federal income tax purposes is $65,193,757 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$2,575,157
Gross Unrealized Depreciation	(9,257,726)

Net Unrealized Appreciation (Depreciation)	$(6,682,569)

See Notes to Financial Statements.

6

LIBERTY STREET HORIZON FUND

SCHEDULE OF INVESTMENTS (Unaudited)

APRIL 30, 2008

PORTFOLIO HOLDINGS

% of Total Investments

See Notes to Financial Statements.

7

LIBERTY STREET HORIZON FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2008

ASSETS
Total investments, at value (Cost $65,104,222)	$58,511,190
Cash	1,750,800
Foreign currency (Cost $19,878)	20,062
Receivables:
Fund shares sold	505,345
From investment adviser	108,355
Dividends and interest	101,713
Prepaid expenses	18,942

Total Assets	61,016,407

LIABILITIES
Payables:
Fund shares redeemed	56,048
Accrued liabilities:
Trustees’ fees and expenses	33
Compliance services fees	3,612
Other	81,645

Total Liabilities	141,338

NET ASSETS	$60,875,069

COMPONENTS OF NET ASSETS
Paid-in capital	$67,509,762
Accumulated undistributed (distribution in excess of) net investment income	12,686
Accumulated net realized gain (loss) on investments	(54,347)
Net unrealized appreciation (depreciation) on investments	(6,593,032)

NET ASSETS	$60,875,069

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
A Shares	1,864,877
C Shares	1,240,723
Institutional Shares	3,393,829
NET ASSET VALUE, Offering and Redemption Price Per Share
A Shares (based on net assets of $17,506,823)	$9.39

A Shares Maximum Public Offering Price Per Share (net asset value per share / 95.25%)	$9.86

C Shares (based on net assets of $11,580,459)	$9.33

Institutional Shares (based on net assets of $31,787,787)	$9.37

See Notes to Financial Statements.

8

LIBERTY STREET HORIZON FUND

STATEMENT OF OPERATIONS

MAY 4, 2007 (a) TO APRIL 30, 2008

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $25,531)	$323,558
Interest income	65,142

Total Investment Income	388,700

EXPENSES
Investment adviser fees	199,285
Administrator fees	131,451
Distribution fees:
A Shares	16,518
C Shares	30,380
Accountant fees	56,400
Transfer agency fees
A Shares	4,263
C Shares	3,453
Institutional Shares	8,126
Professional fees	54,445
Custodian fees	11,400
Registration fees	7,093
Trustees’ fees and expenses	556
Reports to shareholders	17,191
Compliance services fees	34,420
Offering costs	69,659
Miscellaneous expenses	5,260

Total Expenses	649,900
Less fees waived and expenses reimbursed	(353,895)

Net Expenses	296,005

NET INVESTMENT INCOME (LOSS)	92,695

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Unaffiliated investments	(54,347)
Foreign currency transactions	496

Net Realized Gain (Loss)	(53,851)

Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,741,677)
Foreign currency translations	148,645

Net Change in Unrealized Appreciation (Depreciation)	(6,593,032)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,646,883)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(6,554,188)

(a)	Commencement of operations.

See Notes to Financial Statements.

9

LIBERTY STREET HORIZON FUND

STATEMENT OF CHANGES IN NET ASSETS

May 4, 2007 (a) to April 30, 2008
OPERATIONS:
Net investment income (loss)	$92,695
Net realized gain (loss)	(53,851)
Net change in unrealized appreciation (depreciation)	(6,593,032)

Increase (Decrease) in Net Assets from Operations	(6,554,188)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A Shares	(19,246)
C Shares	(12,084)
Institutional Shares	(49,466)

Net increase/(decrease) in net assets from distributions	(80,796)

CAPITAL SHARE TRANSACTIONS:
Sale of shares:
A Shares	20,167,304
C Shares	13,495,806
Institutional Shares	37,575,050
Reinvestment of distributions:
A Shares	19,232
C Shares	12,003
Institutional Shares	49,353
Redemption of shares
A Shares	(717,183)
C Shares	(536,361)
Institutional Shares	(2,570,341)
Redemption fees
A Shares	2,485
C Shares	4,208
Institutional Shares	8,497

Increase (Decrease) from Capital Share Transaction	67,510,053

Increase (Decrease) in Net Assets	60,875,069
NET ASSETS:
Beginning of period	—

End of period (b)	$60,875,069

See Notes to Financial Statements.

10

LIBERTY STREET HORIZON FUND

STATEMENT OF CHANGES IN NET ASSETS (Continued)

May 4, 2007 (a) to April 30, 2008
SHARE TRANSACTIONS
Sale of shares:
A Shares	1,933,849
C Shares	1,291,228
Institutional Shares	3,663,370
Reinvestment of distributions
A Shares	1,706
C Shares	1,069
Institutional Shares	4,391
Redemption of shares:
A Shares	(70,679)
C Shares	(51,573)
Institutional Shares	(273,932)

Increase (Decrease) in Shares	6,499,429

(a) Commencement of operations
(b) Accumulated undistributed (distributions in excess of) net investment income	$12,686

See Notes to Financial Statements.

11

LIBERTY STREET HORIZON FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

May 4, 2007 (a) through April 30, 2008
A SHARES
NET ASSET VALUE, Beginning of Period	$10.00

INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.05
Net realized and unrealized gain (loss)	(0.64)

Total from Investment Operations	(0.59)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)

REDEMPTION FEES (b)	— (g)

NET ASSET VALUE, End of Period	$9.39

TOTAL RETURN (c)(d)	(5.94)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$17,506
Ratios to Average Net Assets (e):
Net investment income (loss)	0.48%
Net expense	1.50%
Gross expense (f)	3.64%
PORTFOLIO TURNOVER RATE (c)	29%

See Notes to Financial Statements.

12

LIBERTY STREET HORIZON FUND

FINANCIAL HIGHLIGHTS

May 24, 2007 (a) through April 30, 2008
C SHARES
NET ASSET VALUE, Beginning of Period	$10.05

INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.00 (g)
Net realized and unrealized gain (loss)	(0.71)

Total from Investment Operations	(0.71)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)

REDEMPTION FEES (b)	0.01

NET ASSET VALUE, End of Period	$9.33

TOTAL RETURN (c)(d)	(7.02)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$11,580
Ratios to Average Net Assets (e):
Net investment income (loss)	(0.05)%
Net expense	2.00%
Gross expense (f)	4.19%
PORTFOLIO TURNOVER RATE (c)	29%

See Notes to Financial Statements.

13

LIBERTY STREET HORIZON FUND

FINANCIAL HIGHLIGHTS

July 11, 2007 (a) through April 30, 2008
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.79

INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.05
Net realized and unrealized gain (loss)	(1.44)

Total from Investment Operations	(1.39)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.04)

REDEMPTION FEES (b)	0.01

NET ASSET VALUE, End of Period	$9.37

TOTAL RETURN (c)	(12.88)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$31,788
Ratios to Average Net Assets (e):
Net investment income (loss)	0.68%
Net expense	1.25%
Gross expense (f)	2.59%
PORTFOLIO TURNOVER RATE (c)	29%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Total return excludes the effect of the applicable sales load.
(e)	Annualized for period less than one year.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)	Less than $0.01.

See Notes to Financial Statements.

14

LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

Note 1. Organization

The Liberty Street Horizon Fund (the “Fund”) is a non-diversified series of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Trust currently has twenty-nine investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares. A Shares commenced operations on May 4, 2007. C Shares commenced operations on May 24, 2007. Institutional Shares commenced operations on July 11, 2007. The Fund seeks to achieve long-term growth of capital.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation–Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of open-end mutual funds are valued at net asset value. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

Security Transactions, Investment Income and Realized Gain and Loss–Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains

15

LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with generally accepted accounting principles. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. The Fund estimates components of distribution from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Foreign Currency–Foreign currency amounts are translated into US dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Distributions to Shareholders–Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes–The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

Income and Expense Allocation–The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in an equitable manner.

16

LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Offering Costs–Offering costs for the Fund of $69,659 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Redemption Fees–A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

New Accounting Pronouncements–In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes–an interpretation of FASB Statement No. 109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes”. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s Federal tax return filed in the period ended April 30, 2008 is subject to examination by the Internal Revenue Service.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”), which is effective for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

17

LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser–Liberty Street Advisors, Inc., (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Adviser.

Distribution–Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Citigroup Fund Services, LLC (“Citi”) or its affiliated companies. The Fund has adopted a distribution plan for A and C Shares of the Fund in accordance with Rule 12b-1 of the Act. The Fund pays the Distributor and any other entity as authorized by the Board an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Fund and an aggregate fee equal to 0.75% of the average daily net assets of C Shares of the Fund.

For the period ended April 30, 2008, the Distributor did not receive any of the front-end sales charges assessed on the sale of A Shares. The Distributor did not retain any commissions from contingent deferred sales charges assessed on purchases of $1 million or more of A Shares that are liquidated in whole or in part within one year of purchase.

Other Services–Citi provides administration, portfolio accounting, and transfer agency services to the Fund. Certain employees of Citi are also officers of the Trust.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer as well as certain additional compliance support functions to the Fund. FCS has no role in determining the investment policies of, or the securities to be purchased or sold by the Trust or the Fund. Certain officers or employees of FCS are also officers of the Trust. The Principal Executive Officer is an affiliate of the Distributor due to his ownership interest in the Distributor.

Pursuant to Board approval, beginning on June 2, 2008, as to fund accounting and fund administration, and on June 16, 2008, as to transfer agency, Atlantic Fund Administration, LLC (“Atlantic”) will replace Citi as the provider of those services to the Fund. Beginning June 1, 2008, Atlantic will replace FCS as a provider of officers and compliance support services to the Fund. In connection with these changes in service providers, resignations of the Trust’s existing officers, who have been provided to the Trust pursuant to agreements with Citi and FCS, will become effective and the existing officers will be replaced by officers provided by Atlantic.

Note 4. Expense Reimbursements and Fees Waived

The Adviser contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses of A Shares, C Shares and Institutional Shares to 1.50%, 2.00% and 1.25%, respectively, of each class’ average daily net assets through August 31, 2008. For the period ended April 30, 2008, the Adviser waived $199,284 and reimbursed $154,611.

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LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended April 30, 2008, were $71,232,175 and $6,073,608, respectively.

Note 6. Federal Income Tax and Investment Transactions

Distributions during the fiscal year ended as noted were characterized for tax purposes as follows:

2008
Ordinary Income	$80,796

As of April 30, 2008, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$102,223
Unrealized Appreciation (Depreciation)	(6,682,569)
Capital and Other Losses	(54,347)

Total	$6,634,693

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to post October losses, capital loss carryover, nondeductible 12b-1 fees, nondeductible blue sky fees and cumulative PFIC mark to market.

As of April 30, 2008, the Fund has a capital loss carryover to offset future capital gains of $1,062 expiring in April 2016.

For tax purposes, the current year post-October loss was $53,285. This loss will be recognized for tax purposes on the first business day of the Fund’s next year.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the period ended April 30, 2008. The following reclassification was the result of currency gain/loss, and has no impact on the net assets of the Fund.

Accumulated Net Investment Income (Loss)	$787
Undistributed Net Realized Gain (Loss)	(496)
Paid-in-Capital	(291)

Note 7. Other Information

On April 30, 2008, two shareholders held approximately 25% of the outstanding A Shares of the Fund, two shareholder held approximately 35% of the outstanding C Shares of the Fund and two shareholders held approximately 49% of the outstanding Institutional Shares of the Fund. All of these shareholders are omnibus accounts, which are held on behalf of several underlying shareholders.

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LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008

Note 8. Subsequent Events

Effective June 2, 2008, as to fund accounting and fund administration, and on June 16, 2008, as to transfer agency, Atlantic Fund Administration, LLC (“Atlantic”) replaced Citi as the provider of those services to the Fund. Beginning June 1, 2008, Atlantic replaced FCS as a provider of officers and compliance support services to the Fund. In connection with these changes in service providers, resignations of the Trust’s existing officers have been provided to the Trust and have become effective pursuant to agreements with Citi and FCS. The existing officers were replaced by officers provided by Atlantic.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and Shareholders of Liberty Street Horizon Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liberty Street Horizon Fund (the “Fund”), a series of Forum Funds (the “Trust”), as of April 30, 2008, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from May 4, 2007 (commencement of operations) through April 30, 2008. These financial statements and the financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Liberty Street Horizon Fund as of April 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for the period from May 4, 2007 (commencement of operations) to April 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 24, 2008

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LIBERTY STREET HORIZON FUND

ADDITIONAL INFORMATION (Unaudited)

APRIL 30, 2008

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 207-7108 and on the SEC’s website at www.sec.gov. The Fund’s proxy voting records for the period of May 4, 2007 (the Fund’s commencement of operations) through June 30, 2007, are available, without charge and upon request, by calling (800) 207-7108 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes; redemption fees; and exchange fees and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007, through April 30, 2008.

Actual Expenses–The first line under each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes–The second line under each share class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) for certain share classes, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and

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LIBERTY STREET HORIZON FUND

ADDITIONAL INFORMATION (Unaudited)

APRIL 30, 2008

will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
A Shares
Actual Return	$1,000.00	$792.42	$6.68	1.50%
Hypothetical Return (5% return before expenses)	$1,000.00	$1,017.40	$7.52	1.50%
C Shares
Actual Return	$1,000.00	$789.94	$8.90	2.00%
Hypothetical Return (5% return before expenses)	$1,000.00	$1,014.92	$10.02	2.00%
Institutional Shares
Actual Return	$1,000.00	$793.97	$5.58	1.25%
Hypothetical Return (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%

*	Expenses are equal to the Funds’ annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 366 to reflect the half-year period.

Federal Tax Status of Dividends Declared During the Tax Year

Income Dividends–For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 68.75% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund designates 30.69% of its income dividends as qualified interest income (QII).

Trustees and Officers of the Trust–The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The Trustees listed below also serve in the capacities noted below for Monarch Funds. Mr. Keffer is considered an Interested Trustee of the Trust due to his affiliation with Atlantic. Mr. Keffer is also an Interested Trustee/Director of Wintergreen Fund, Inc. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine, 04101, unless otherwise indicated. Each Trustee oversees twenty-nine portfolios in the Trust. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 207-7108.

23

LIBERTY STREET HORIZON FUND

ADDITIONAL INFORMATION (Unaudited)

APRIL 30, 2008

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Compliance Committee, Nominating Committee and Qualified Legal Compliance Committee	Trustee since 1989 (Chairman since 2004)	Retired; Partner, Wolf, Block, Schorr and Solis-Cohen, LLP (law firm) 2002–2003; Partner, Thelen Reid & Priest LLP (law firm) 1995–2002.
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University (effective 2006); Professor of Economics, University of California-Los Angeles 1992–2006.
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium sized businesses in New England).
Interested Trustee
John Y. Keffer(1) Born: 1942	Trustee; Chairman, Contracts Committee	Since 1989

Chairman, Atlantic Fund Administration, LLC since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company) since 1997; President, Citigroup Fund Services, LLC (Citigroup) 2003 - 2005; President, Forum Financial Group, LLC (“Forum”) (a fund services company acquired by Citibank, N.A. 1986-2003).

Officers
Stacey Hong Born: 1966	President; Principal Executive Officer	Since June 2008

President, Atlantic Fund Administration, LLC since 2008; Director, Consulting Services, Foreside Fund Services January 2007- September 2007; Elder Care June 2005- December 2006; Director, Fund Accounting, Citigroup December 2003- May 2005; Director/Senior Manager/Manager, Accounting, Forum Financial Group April 1992- November 2003; Auditor, Ernst & Young May 1988- March 1992.

Pamela Duggan Born: 1959	Treasurer; Principal Financial Officer	Since June 2008	Senior Administration Specialist, Atlantic Fund Administration, LLC since May 2008; Vice President, Citigroup 2003-2008; Manager, Forum Financial Group 1989-2003.
Lina Bhatnagar Born: 1971	Secretary	Since June 2008

Senior Administration Specialist, Atlantic Fund Administration, LLC since May 2008; Regulatory Administration Specialist, Citigroup June 2006-May 2008; Money Market/Short term Trader, Wellington Management 1996-2002.

(1)	Since 1997, John Y. Keffer has been president and owner of Forum Trust, LLC, a state chartered, non-depository bank; and vice chairman and trustee of the Trust. Atlantic Fund Administration, LLC, is a subsidiary of Forum Trust, LLC.

24

FOR MORE INFORMATION

INVESTMENT ADVISOR

Liberty Street Advisors

125 Maiden Lane, 6th Floor

New York, NY 10038

TRANSFER AGENT

P.O. Box 588

Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC

Two Portland Square, 1st Floor

Portland, ME 04101

www.foresides.com

ANNUAL REPORT

LIBERTY STREET

HORIZON FUND

P.O. Box 588

Portland, ME 04112

1-800-207-7108

236 – ANR – 0408

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that no member of the Audit Committee is an “audit committee financial expert” as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2007 and $46,000 in 2008.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $0 in 2008.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $0 in 2007 and $2,800 in 2008. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2007 and $1,000 in 2008. These services consisted of initial registration statement filings.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) 0%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2007 and $2,800 in 2008. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) If the Registrant’s principal accountant provided non-audit services to the Registrant’s adviser or any Affiliate, and the services were not pre-approved as described in paragraph (e)(1) of this Item, the Audit Committee would consider whether the provision of such services was compatible with maintaining the independence of the Registrant’s principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	June 26, 2008

By	/s/ Pamela Duggan
Pamela Duggan, Principal Financial Officer

Date	June 26, 2008